Schedule of Bank Borrowings (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 03, 2025	Jun. 17, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Short term borrowings		¥ 80,500			¥ 30,000
Total Bank borrowings	[1]	¥ 90,300			30,000
Drew down amount			¥ 200	¥ 10,000
Industrial Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Maturity date	[2]	May 30, 2025
Principal amount	[2]	¥ 5,000
Interest rate per annum	[2]	3.10%
Short term borrowings	[2]				5,000
Bank Of Beijing [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	June 6, 2025
Principal amount	[1]	¥ 10,000
Interest rate per annum	[1]	3.35%
Short term borrowings	[1]				10,000
Bank Of Beijing One [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	December 26, 2025
Principal amount	[1]	¥ 10,000
Interest rate per annum	[1]	2.80%
Short term borrowings	[1]				10,000
China Minsheng Bank [Member]
Short-Term Debt [Line Items]
Maturity date	[3]	December 11, 2025
Principal amount	[3]	¥ 5,000
Interest rate per annum	[3]	2.80%
Short term borrowings	[3]				5,000
China Minsheng Bank One [Member]
Short-Term Debt [Line Items]
Maturity date	[3]	January 14, 2026
Principal amount	[3]	¥ 9,900
Interest rate per annum	[3]	2.80%
Short term borrowings	[3]	¥ 9,900
China Minsheng Bank Two [Member]
Short-Term Debt [Line Items]
Maturity date	[3]	November 3,2026
Principal amount	[3]	¥ 9,900
Interest rate per annum	[3]	2.50%
Short term borrowings	[3]	¥ 9,900
Bank Of Beijing Two [Member]
Short-Term Debt [Line Items]
Maturity date	[4]	June 5, 2026
Principal amount	[4]	¥ 10,000
Interest rate per annum	[4]	2.80%
Short term borrowings	[4]	¥ 10,000
Bank Of Beijing Three [Member]
Short-Term Debt [Line Items]
Maturity date	[4]	June 19, 2026
Principal amount	[4]	¥ 10,000
Interest rate per annum	[4]	2.80%
Short term borrowings	[4]	¥ 10,000
Industrial Bank Co Ltd One [Member]
Short-Term Debt [Line Items]
Maturity date	[5]	May 29, 2026
Principal amount	[5]	¥ 5,000
Interest rate per annum	[5]	2.80%
Short term borrowings	[5]	¥ 5,000
Industrial And Commercial Bank Of China [Member]
Short-Term Debt [Line Items]
Maturity date	[6]	June 26, 2026
Principal amount	[6]	¥ 5,000
Interest rate per annum	[6]	2.35%
Short term borrowings	[6]	¥ 5,000
Industrial And Commercial Bank Of China One [Member]
Short-Term Debt [Line Items]
Maturity date	[6]	June 26, 2026
Principal amount	[6]	¥ 5,000
Interest rate per annum	[6]	2.35%
Short term borrowings	[6]	¥ 5,000
Industria And Commercial Bank Of China Two [Member]
Short-Term Debt [Line Items]
Maturity date	[7]	June 26, 2026
Principal amount	[7]	¥ 5,000
Interest rate per annum	[7]	2.35%
Short term borrowings	[7]	¥ 5,000
Bank Of China [Member]
Short-Term Debt [Line Items]
Maturity date	[8]	June 30, 2026
Principal amount	[8]	¥ 10,000
Interest rate per annum	[8]	2.15%
Short term borrowings	[8]	¥ 10,000
Bank Of Shanghai [Member]
Short-Term Debt [Line Items]
Maturity date	[9]	September 8, 2026
Principal amount	[9]	¥ 5,000
Interest rate per annum	[9]	2.40%
Short term borrowings	[9]	¥ 5,000
Bank Of Shanghai One [Member]
Short-Term Debt [Line Items]
Maturity date	[10]	August 28, 2026
Principal amount	[10]	¥ 5,000
Interest rate per annum	[10]	2.40%
Short term borrowings	[10]	¥ 5,000
China CITIC Bank [Member]
Short-Term Debt [Line Items]
Maturity date	[11]	December 30, 2026
Principal amount	[11]	¥ 700
Interest rate per annum	[11]	2.80%
Short term borrowings	[11]	¥ 700
Bank Of Beijing Four [Member]
Short-Term Debt [Line Items]
Maturity date	[12]	May 8, 2027
Principal amount	[12]	¥ 4,800
Interest rate per annum	[12]	2.60%
Short term borrowings	[12]	¥ 4,800
Bank Of Beijing Five [Member]
Short-Term Debt [Line Items]
Maturity date	[12]	May 8, 2027
Principal amount	[12]	¥ 5,000
Interest rate per annum	[12]	2.60%
Short term borrowings	[12]	¥ 5,000

[1]	On June 20, 2024, Baodafang entered into an RMB
[2]	On May 22, 2024, the Group entered into an RMB10.0 million credit facility with the Industrial Bank Co., Ltd. (“Industrial Bank”) that expired on May 21, 2025 to support its operations, which was guaranteed by Cheche Insurance. Under this credit facility, the Group drew down RMB5.0 million on May 31, 2024. The loans of RMB 5.0 million has been repaid on May 30, 2025.
[3]	On November 6, 2024, the Group entered into an RMB30.0 million credit facility with the China Minsheng Bank that expired on November 5, 2025 to support its operations, which was jointly guaranteed by Cheche Insurance and Baodafang. Under this credit facility, the Group drew down RMB5.0 million on December 11, 2024.The loans of RMB 5.0 million has been repaid on October 31, 2025. In addition, under this credit facility, the Group drew down RMB9.9 million on January 14, 2025 and RMB9.9 million on November 3, 2025,respectiely. There are no financial covenants for the credit facility.
[4]	On June 20, 2024, Baodafang entered into an RMB
[5]	On May 30, 2025, the Group entered into a loan contract of RMB5.0 million with the Industrial Bank Co., Ltd. (“Industrial Bank”) that will expire on May 29, 2026 to support its operations, which was guaranteed by Cheche Insurance. There are no financial covenants for the loan.
[6]	On October 14, 2025, the Group entered into a loan contract of RMB10.0 million with the Industrial and Commercial Bank of China that will expire on June 26, 2026 to support its operations, which was guaranteed by Baodafang and Cheche Insurance. There are no financial covenants for the credit facility.
[7]	On June 27, 2025, the Group entered into a loan contract of RMB5.0 million with the Industrial and Commercial Bank of China that will expire on June 26, 2026 to support its operations, which was guaranteed by Beijing Cheche and Cheche Insurance. There are no financial covenants for the credit facility.
[8]	On June 30, 2025, the Group entered into an RMB10.0 million credit facility with the Bank of China that will expire on June 28, 2026 to support its operations, which was guaranteed by Beijing Cheche. Under this credit facility, the Group drew down RMB10.0 million on June 30, 2025. There are no financial covenants for the credit facility.
[9]	On December 8, 2025, the Group entered into an RMB5.0 million credit facility with the Bank of Shanghai that will expire on August 24, 2026 to support its operations, which was guaranteed by Cheche Insurance. Under this credit facility, the Group drew down RMB5.0 million on December 8, 2025. There are no financial covenants for the credit facility.
[10]	On November 28, 2025, the Group entered into an RMB5.0 million credit facility with the Bank of Shanghai that will expire on August 26, 2026 to support its operations, which was guaranteed by Cheche Insurance. Under this credit facility, The Group drew down RMB5.0 million on November 28, 2025. There are no financial covenants for the credit facility.
[11]	On December 29, 2025, the Group entered into an RMB10.0 million credit facility with the China CITIC Bank that will expire on December 20, 2026 to support its operations, which was guaranteed by Beijing Cheche. Under this credit facility, The Group drew down RMB0.7 million on December 31, 2025. There are no financial covenants for the credit facility.
[12]	On May 8, 2025, the Group entered into an RMB20.0 million credit facility with the Bank of Beijing that will expire on May 8, 2027 to support its operations, which was guaranteed by the deposit pledge of USD 3.0 million. Under this credit facility, the Group drew down RMB5.0 million on June 3, 2025, of which RMB0.2 million in principal was repaid on December 3, 2025. In addition, the Group drew down another RMB5.0 million on October 22, 2025. There are no financial covenants for the credit facility.